NMY
Nuveen Maryland Quality Municipal Income Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 158.9% (100.0% of Total Investments)
	Consumer Discretionary – 3.0% (1.9% of Total Investments)
$9,215	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/42	9/27 at 100.00	B	$9,385,478
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	3/21 at 100.00	N/R	1,200,000
11,215	Total Consumer Discretionary			10,585,478
	Consumer Staples – 5.7% (3.6% of Total Investments)
1,885	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	2,122,491
3,270	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	3/21 at 100.00	Ba1	3,350,246
13,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.010%, 6/15/46	3/21 at 21.19	N/R	2,748,200
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
1,915	5.250%, 6/01/32	3/21 at 100.00	N/R	1,915,670
2,915	5.625%, 6/01/47	3/21 at 100.00	N/R	2,915,845
1,660	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	1,796,934
100	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	3/21 at 100.00	B3	101,251
1,405	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	1,638,483
345	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	3/21 at 100.00	A1	345,800
2,850	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	3,067,997
29,345	Total Consumer Staples			20,002,917
	Education and Civic Organizations – 8.2% (5.2% of Total Investments)
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary's University Inc, Series 2017A:
3,000	5.000%, 9/01/37, 144A	9/27 at 100.00	BB+	3,303,420
1,750	5.000%, 9/01/45, 144A	9/27 at 100.00	BB+	1,896,090
865	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Stevenson University, Series 2021A, 4.000%, 6/01/41	6/31 at 100.00	BBB-	960,617

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2012A, 5.000%, 7/01/34	7/22 at 100.00	A-	$729,127
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2017A:
1,100	5.000%, 7/01/37	7/27 at 100.00	A-	1,280,620
1,200	5.000%, 7/01/44	7/27 at 100.00	A-	1,376,964
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
265	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	287,528
500	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	536,935
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	541,470
4,375	4.250%, 7/01/41	7/23 at 100.00	AA+	4,612,475
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2014:
1,000	4.000%, 10/01/45	10/24 at 100.00	A	1,063,540
1,250	5.000%, 10/01/45	10/24 at 100.00	A	1,390,087
1,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49	10/29 at 100.00	A	1,467,597
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2012:
1,500	5.000%, 6/01/34	6/22 at 100.00	Baa1	1,559,355
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	3,099,270
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016:
175	5.000%, 6/01/36	6/26 at 100.00	Baa1	197,440
2,500	4.000%, 6/01/42	6/26 at 100.00	Baa1	2,635,500
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017:
525	5.000%, 6/01/35	6/26 at 100.00	Baa1	593,980
1,000	5.000%, 6/01/42	6/26 at 100.00	Baa1	1,113,910
26,415	Total Education and Civic Organizations			28,645,925
	Energy – 1.7% (1.1% of Total Investments)
5,810	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	3/21 at 100.00	BB-	5,869,494
	Health Care – 23.5% (14.8% of Total Investments)
1,540	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare Inc, Series 2021, 5.000%, 1/01/36, (WI/DD, Settling 10/07/21)	1/32 at 100.00	Baa3	1,810,501
360	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%, 7/01/45 (Mandatory Put 7/01/27)	1/27 at 100.00	A	438,476

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
$990	4.000%, 7/01/32	7/25 at 100.00	A-	$1,070,873
2,470	4.250%, 7/01/35	7/25 at 100.00	A-	2,679,160
1,740	5.000%, 7/01/45	7/25 at 100.00	A-	1,930,826
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B:
250	5.000%, 7/01/34	7/27 at 100.00	Baa3	286,395
4,820	5.000%, 7/01/38	7/27 at 100.00	Baa3	5,444,142
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
90	5.000%, 7/01/36	7/26 at 100.00	BBB+	104,280
1,450	5.000%, 7/01/38	7/26 at 100.00	BBB+	1,673,140
600	4.000%, 7/01/42	7/26 at 100.00	BBB+	652,404
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa3	1,416,569
375	6.125%, 1/01/36	1/22 at 100.00	Baa3	393,105
4,020	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	4,706,053
1,355	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System Issue, Series 2012, 5.000%, 7/01/24	7/22 at 100.00	A	1,436,530
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health System Issue, Refunding Series 2013, 5.000%, 7/01/38	7/23 at 100.00	AA-	2,118,220
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020:
1,000	3.250%, 7/01/39	7/30 at 100.00	A-	1,059,280
100	4.000%, 7/01/40	7/30 at 100.00	A-	113,972
1,240	4.000%, 7/01/50	7/30 at 100.00	A-	1,380,331
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Issue, Series 2015A, 4.000%, 5/15/40	5/25 at 100.00	Aa2	2,735,400
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	A+	2,295,220
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017:
1,000	5.000%, 7/01/33	7/27 at 100.00	A+	1,200,620
500	4.000%, 7/01/42	7/27 at 100.00	A+	547,895
1,000	5.000%, 7/01/44	7/27 at 100.00	A+	1,174,360
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,500	4.000%, 7/01/35	7/25 at 100.00	A+	1,624,530
1,125	5.000%, 7/01/40	7/25 at 100.00	A+	1,297,384
2,975	4.125%, 7/01/47	7/25 at 100.00	A+	3,179,591

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/38	2/25 at 100.00	A	$2,857,200
6,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	A	7,173,420
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente, Series 2011, 5.000%, 7/01/31	7/22 at 100.00	BBB+	2,990,448
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD:
1,000	5.000%, 12/01/46	6/27 at 100.00	AA-	1,189,180
3,260	5.000%, 12/01/46 (UB) (5)	6/27 at 100.00	AA-	3,876,727
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2015, 5.000%, 7/01/35	7/25 at 100.00	A	1,145,340
5,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39	7/27 at 100.00	A	6,497,040
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48	1/28 at 100.00	A	2,174,320
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%, 4/15/50	4/30 at 100.00	A	2,777,475
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
6,000	4.000%, 12/01/44	6/25 at 100.00	AA-	6,550,920
2,000	5.000%, 12/01/44 (UB) (5)	6/25 at 100.00	AA-	2,288,100
72,960	Total Health Care			82,289,427
	Housing/Multifamily – 8.9% (5.6% of Total Investments)
1,885	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory Put 1/01/27)	3/21 at 101.00	AA+	1,909,034
	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A:
1,500	4.000%, 6/01/34	6/24 at 100.00	A+	1,579,980
1,550	5.000%, 6/01/44	6/24 at 100.00	A+	1,660,810
1,860	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments, Series 2016, 4.000%, 6/01/46	6/26 at 100.00	A+	1,983,411
	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013:
3,000	5.000%, 10/01/28	10/23 at 100.00	A+	3,269,250
2,000	4.625%, 10/01/28	10/23 at 100.00	A+	2,157,920
1,000	Howard County Housing Commission, Maryland, Revenue Bonds, Woodfield Oxford Square Apartments, Series 2017, 5.000%, 12/01/42	12/27 at 100.00	A+	1,151,990
1,220	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2000A, 2.800%, 7/01/45	7/29 at 100.00	AA+	1,223,355
1,195	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2014D, 3.900%, 7/01/40	1/24 at 100.00	AA+	1,254,284
680	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C, 3.550%, 7/01/42	1/27 at 100.00	AA+	719,576

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$700	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2020E, 2.350%, 7/01/45	1/30 at 100.00	AA+	$686,903
1,000	Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%, 12/15/31	12/24 at 100.00	Aaa	1,067,880
	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
1,100	5.000%, 7/01/36	7/27 at 100.00	BB+	1,161,556
470	5.000%, 7/01/37	7/21 at 100.00	BB+	472,040
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	534,955
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	527,920
1,510	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/33	7/22 at 100.00	BBB-	1,562,714
495	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015, 5.000%, 7/01/39	7/25 at 100.00	BB+	529,709
1,110	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured	3/21 at 100.00	AA	1,111,587
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
875	5.000%, 6/01/30 – AGM Insured	6/26 at 100.00	AA	1,025,666
240	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	279,768
2,405	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	AA	2,774,961
780	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	886,400
1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A, 3.875%, 7/01/39	7/24 at 100.00	Aaa	1,575,180
29,075	Total Housing/Multifamily			31,106,849
	Housing/Single Family – 7.6% (4.8% of Total Investments)
2,385	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2011B, 3.250%, 3/01/36	3/26 at 100.00	Aa1	2,511,882
2,280	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014A, 4.300%, 9/01/32	9/23 at 100.00	Aa1	2,405,400
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014C:
3,000	3.400%, 3/01/31	3/24 at 100.00	Aa1	3,139,560
1,070	3.750%, 3/01/39	3/24 at 100.00	Aa1	1,113,025
1,500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2015A, 3.800%, 9/01/35	9/25 at 100.00	Aa1	1,576,110

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$3,290	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2018A, 4.100%, 9/01/38 (UB) (5)	9/27 at 100.00	Aa1	$3,602,484
1,110	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa1	1,191,008
1,280	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019B, 3.350%, 9/01/42	9/28 at 100.00	Aa1	1,359,667
2,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 3.000%, 3/01/42	3/29 at 100.00	Aa1	2,061,620
2,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020D, 2.100%, 9/01/40	9/29 at 100.00	Aa1	1,936,880
2,570	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 2.000%, 9/01/43	3/30 at 100.00	Aa1	2,422,996
2,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Taxable Series 2019D, 3.350%, 7/01/49	7/29 at 100.00	AA+	2,120,440
1,205	Montgomery County Housing Opportunities Commission, Maryland, Single Family Mortgage Revenue Bonds, Series 2017A, 3.650%, 7/01/37	7/26 at 100.00	Aa2	1,279,529
25,690	Total Housing/Single Family			26,720,601
	Long-Term Care – 8.8% (5.5% of Total Investments)
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
2,220	5.000%, 1/01/37	1/26 at 100.00	A	2,520,277
1,000	3.625%, 1/01/37	1/26 at 100.00	A	1,060,490
2,500	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2020, 4.000%, 1/01/50	1/27 at 103.00	A	2,745,425
635	Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc Facility, Series 2020, 4.000%, 1/01/50	1/27 at 103.00	A	694,423
3,000	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated Group Project, Refunding Series 2018A, 5.000%, 1/01/36	1/24 at 104.00	BBB	3,307,560
1,290	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2016, 5.000%, 4/01/46	4/27 at 100.00	N/R	1,303,416
1,710	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017, 5.000%, 4/01/36	4/27 at 100.00	N/R	1,754,067
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A:
2,125	5.000%, 1/01/36	7/26 at 100.00	A	2,432,572
4,090	5.000%, 1/01/45	7/26 at 100.00	A	4,614,502
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	3/21 at 100.00	A	2,481,414
1,050	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc, Series 2017, 5.250%, 4/01/37	4/27 at 100.00	N/R	1,095,412
1,340	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017, 5.000%, 11/01/35	11/24 at 103.00	B-	1,416,836

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$795	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017A-2, 5.000%, 11/01/31	11/24 at 103.00	B-	$849,497
1,000	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37	11/24 at 103.00	B-	1,052,560
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
500	5.000%, 11/01/42	11/24 at 103.00	B-	520,360
1,000	5.000%, 11/01/47	11/24 at 103.00	B-	1,034,270
	Washington County County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019B:
1,000	5.000%, 1/01/29	No Opt. Call	BBB+	1,236,010
500	5.000%, 1/01/32	1/29 at 100.00	BBB+	609,020
28,235	Total Long-Term Care			30,728,111
	Tax Obligation/General – 12.3% (7.8% of Total Investments)
5,240	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/30 – AGM Insured	No Opt. Call	AA	4,468,305
3,510	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2017C, 5.000%, 10/01/21	No Opt. Call	AAA	3,610,000
4,930	Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42 – AGM Insured	No Opt. Call	AA	2,727,177
	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2014A:
3,000	4.000%, 9/01/30	9/24 at 100.00	AAA	3,304,740
3,000	4.000%, 9/01/31	9/24 at 100.00	AAA	3,297,210
	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2020A:
2,500	5.000%, 7/15/33	7/28 at 100.00	AAA	3,163,750
2,500	5.000%, 7/15/34	7/28 at 100.00	AAA	3,153,950
14,985	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/40 – AGM Insured	No Opt. Call	AA	9,077,763
2,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2016, 5.000%, 6/01/35	6/26 at 100.00	AAA	2,380,300
2,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2017, 5.000%, 6/15/25	No Opt. Call	AAA	2,979,500
2,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2018, 4.000%, 6/01/39	6/28 at 100.00	AAA	2,912,700
6,220	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/50	8/25 at 35.55	Aaa	2,051,543
52,885	Total Tax Obligation/General			43,126,938

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 29.4% (18.5% of Total Investments)
$1,000	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2019, 5.000%, 10/01/44	10/29 at 100.00	AAA	$1,255,200
1,200	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages of Dorchester & Farmington Village Projects, Series 2013, 5.000%, 7/01/32	7/23 at 100.00	AA	1,319,040
1,450	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,523,211
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
525	5.000%, 6/15/30	6/24 at 100.00	BBB+	582,246
425	5.000%, 6/15/33	6/24 at 100.00	BBB+	468,095
	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A:
1,270	4.500%, 9/01/33	9/27 at 100.00	N/R	1,351,585
240	5.000%, 9/01/38	9/27 at 100.00	N/R	259,457
	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
1,895	5.000%, 6/01/36	6/26 at 100.00	N/R	2,036,670
250	5.125%, 6/01/43	6/26 at 100.00	N/R	267,573
2,000	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019A, 3.625%, 6/01/46, 144A	6/29 at 100.00	N/R	2,027,740
350	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019B, 3.875%, 6/01/46, 144A	6/23 at 100.00	N/R	351,820
	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Refunding Series 2019:
450	4.000%, 7/01/29	1/29 at 100.00	N/R	515,979
740	5.000%, 7/01/36	1/29 at 100.00	N/R	869,655
450	Frederick County, Maryland, Special Obligation Bonds, Lake Linganore Village Community Development Series 2001A, 5.700%, 7/01/29 – RAAI Insured	3/21 at 100.00	AA	451,778
	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020A:
1,020	4.000%, 7/01/38	7/30 at 100.00	A-	1,165,187
500	4.000%, 7/01/39	7/30 at 100.00	A-	569,540
370	Frederick County, Maryland, Tax Increment and Special Tax B Limited Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%, 7/01/39	7/29 at 100.00	N/R	380,667
125	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	142,324
2,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/34	11/25 at 100.00	BB	2,237,240
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
500	5.000%, 1/01/31	1/22 at 100.00	BB	512,880
1,000	5.250%, 1/01/36	1/22 at 100.00	BB	1,026,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
$1,000	5.000%, 12/01/23	No Opt. Call	BB	$1,104,170
2,000	5.000%, 12/01/33	12/26 at 100.00	BB	2,279,480
2,260	5.000%, 12/01/34	12/26 at 100.00	BB	2,570,569
1,175	5.000%, 12/01/46	12/26 at 100.00	BB	1,306,964
1,420	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014, 6.100%, 2/15/44	2/24 at 100.00	N/R	1,404,394
	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A:
1,500	4.125%, 2/15/34, 144A	2/26 at 100.00	N/R	1,560,975
1,550	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	1,618,324
850	4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	883,235
1,260	Huntington Beach Union High School District, Orange County, California, Certificates of Participation, Capital Project, Series 2007, 0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	906,091
	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016:
2,125	5.000%, 7/01/31	7/25 at 100.00	N/R	2,225,831
1,640	5.000%, 7/01/34	7/25 at 100.00	N/R	1,700,565
1,150	Maryland Community Development Administration, Local Government Infrastructure Bonds, Senior Obligation Series 2020A-1, 4.000%, 6/01/40	6/30 at 100.00	Aa2	1,352,619
720	Maryland Community Development Administration, Local Government Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%, 6/01/49	6/29 at 100.00	Aa3	814,241
	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
585	4.375%, 7/01/36	1/27 at 100.00	N/R	618,088
355	4.500%, 7/01/44	1/27 at 100.00	N/R	375,480
4,395	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016, 5.000%, 5/01/33	5/26 at 100.00	AA	5,130,415
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A:
2,000	5.000%, 5/01/35	5/28 at 100.00	AA	2,432,700
2,000	5.000%, 5/01/36 (UB) (5)	5/28 at 100.00	AA	2,425,220
6,250	5.000%, 5/01/42 (UB) (5)	5/28 at 100.00	AA	7,478,688
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/32	No Opt. Call	Baa1	1,499,700
320	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	343,811
4,500	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/43 (UB) (5)	10/28 at 100.00	AA+	5,540,895
5,436	Prince George's County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	3/21 at 100.00	N/R	5,477,748

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Prince George's County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018:
$1,300	5.125%, 7/01/39, 144A	7/28 at 100.00	N/R	$1,421,420
2,200	5.250%, 7/01/48, 144A	7/28 at 100.00	N/R	2,404,226
2,160	Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	3/21 at 100.00	N/R	2,178,814
1,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	C	1,239,051
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	3/21 at 100.00	AA	2,112,327
1,035	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured	No Opt. Call	Aaa	1,106,456
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
53	0.000%, 7/01/24	No Opt. Call	N/R	49,878
90	0.000%, 7/01/27	No Opt. Call	N/R	79,226
88	0.000%, 7/01/29	7/28 at 98.64	N/R	72,807
114	0.000%, 7/01/31	7/28 at 91.88	N/R	87,539
128	0.000%, 7/01/33	7/28 at 86.06	N/R	91,012
1,093	4.500%, 7/01/34	7/25 at 100.00	N/R	1,192,911
3,495	0.000%, 7/01/51	7/28 at 30.01	N/R	769,494
4,365	5.000%, 7/01/58	7/28 at 100.00	N/R	4,834,412
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
1,875	4.329%, 7/01/40	7/28 at 100.00	N/R	2,016,844
3	4.536%, 7/01/53	7/28 at 100.00	N/R	3,233
50	4.784%, 7/01/58	7/28 at 100.00	N/R	54,679
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	Baa2	853,120
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	2,833,531
1,800	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,994,436
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/27 – FGIC Insured	3/21 at 100.00	Baa2	2,031,220
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,475,334
1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1, 5.000%, 10/01/29 – AGM Insured	3/21 at 100.00	AA	1,071,774
1,435	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,536,942
97,075	Total Tax Obligation/Limited			102,875,096

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 14.7% (9.2% of Total Investments)
$30	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%, 7/01/21 – FGIC Insured	No Opt. Call	A1	$30,492
125	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	133,500
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
510	5.000%, 7/01/32 (AMT)	7/28 at 100.00	A	607,701
355	5.000%, 7/01/33 (AMT)	7/28 at 100.00	A	420,643
600	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A, 5.000%, 6/01/49 (AMT)	6/29 at 100.00	Baa3	661,620
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A:
1,000	5.000%, 6/01/31	6/28 at 100.00	Baa3	1,160,670
1,125	5.000%, 6/01/32	6/28 at 100.00	Baa3	1,297,058
3,360	5.000%, 6/01/35	6/28 at 100.00	Baa3	3,840,514
1,500	Maryland Economic Development Corporation, Air Cargo Obligated Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, 4.000%, 7/01/44 (AMT)	7/29 at 100.00	BBB	1,671,960
	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C:
1,250	4.000%, 6/01/48	6/28 at 100.00	BB-	1,114,500
1,080	4.000%, 6/01/58	6/28 at 100.00	BB-	929,027
3,725	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series 2018A, 5.000%, 6/01/58	6/28 at 100.00	BB	3,974,016
	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D:
2,000	5.000%, 9/30/28 (AMT)	9/26 at 100.00	BB-	2,335,760
1,000	5.000%, 9/30/31 (AMT)	9/26 at 100.00	BB-	1,152,500
5,825	5.000%, 3/31/46 (AMT)	9/26 at 100.00	BB-	6,522,078
2,200	5.000%, 3/31/51 (AMT)	9/26 at 100.00	BB-	2,453,088
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	3/21 at 100.00	N/R	1,311,674
1,000	5.000%, 7/01/34 – AMBAC Insured	3/21 at 100.00	N/R	1,009,060
385	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series 1996, 5.500%, 7/01/26 – AMBAC Insured	3/21 at 100.00	N/R	385,766
1,500	Maryland Transportation Authority, Passenger Facility Charge Revenue Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport Project, Series 2019, 5.000%, 6/01/32 (AMT)	6/29 at 100.00	A	1,869,600
3,000	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2020, 4.000%, 7/01/39	7/30 at 100.00	Aa2	3,555,330
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44	10/29 at 100.00	A-	2,215,760

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$3,000	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	$3,339,960
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
175	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B+	178,059
680	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B+	691,288
530	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/39	12/29 at 100.00	Baa2	601,751
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%, 7/01/33	7/27 at 100.00	AA	1,216,720
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
1,500	5.000%, 7/01/29	7/27 at 100.00	AA	1,851,990
3,000	5.000%, 7/01/42	7/27 at 100.00	AA	3,585,450
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/38	7/27 at 100.00	AA-	1,204,820
45,755	Total Transportation			51,322,355
	U.S. Guaranteed – 25.8% (16.2% of Total Investments) (6)
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29 (Pre-refunded 10/15/21)	10/21 at 100.00	AA	1,030,210
1,200	5.000%, 10/15/30 (Pre-refunded 10/15/21)	10/21 at 100.00	AA	1,236,252
2,480	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2013B, 5.000%, 7/01/38 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa2	2,806,021
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA	2,032,240
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%, 7/01/24 – FGIC Insured (ETM)	No Opt. Call	Aa2	2,185,980
2,615	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA	3,032,746
2,030	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	2,273,438
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2012A:
1,000	4.000%, 7/01/30 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	1,050,740
1,775	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	1,888,636
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	A-	4,560,420
2,630	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R	3,039,202

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2011A:
$500	5.000%, 5/15/25 (Pre-refunded 5/15/21)	5/21 at 100.00	Aa2	$504,895
500	5.000%, 5/15/26 (Pre-refunded 5/15/21)	5/21 at 100.00	Aa2	504,895
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2012A:
1,145	5.000%, 7/01/30 (Pre-refunded 7/01/22)	7/22 at 100.00	AA+	1,219,104
1,050	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	AA+	1,117,956
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2011:
500	5.750%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A+	509,215
1,000	6.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+	1,019,190
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2012A, 5.000%, 10/01/39 (Pre-refunded 10/01/22)	10/22 at 100.00	A	1,345,875
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015:
1,000	5.000%, 7/01/39 (Pre-refunded 7/01/24)	7/24 at 100.00	A	1,151,670
5,500	5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A	6,334,185
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A:
4,665	4.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A	4,901,702
11,500	5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A	12,236,230
12,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/34 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R	14,165,042
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
3,650	5.000%, 5/01/35 (Pre-refunded 5/01/26)	5/26 at 100.00	AA	4,452,890
5,100	5.000%, 5/01/46 (Pre-refunded 5/01/26) (UB) (5)	5/26 at 100.00	AA	6,221,847
8,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MD, 5.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	8,291,520
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Refunding Series 2012, 5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	A+	665,013
780	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/50 (Pre-refunded 8/15/25)	8/25 at 35.55	Aaa	267,251
82,080	Total U.S. Guaranteed			90,044,365
	Utilities – 9.3% (5.8% of Total Investments)
1,000	Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	Aa2	1,243,620
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	AA	2,487,240

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate Series 2017A:
$2,000	5.000%, 7/01/46	1/27 at 100.00	AA-	$2,344,400
2,000	5.000%, 7/01/46 (UB)	1/27 at 100.00	AA-	2,344,400
335	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%, 7/01/24 – FGIC Insured	No Opt. Call	Aa2	347,981
3,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2020A, 4.000%, 7/01/45	7/30 at 100.00	Aa2	3,485,460
2,500	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2014A, 5.000%, 7/01/44	1/25 at 100.00	Aa3	2,802,800
6,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41 (UB)	1/27 at 100.00	AA-	7,091,460
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	2,060,000
1,300	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	1,424,618
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
245	5.000%, 7/01/27	7/26 at 100.00	A-	288,725
1,240	5.000%, 1/01/46	7/26 at 100.00	A-	1,389,160
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	1,204,990
1,250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,327,575
	Guam Power Authority, Revenue Bonds, Series 2014A:
600	5.000%, 10/01/39	10/24 at 100.00	AA	666,510
575	5.000%, 10/01/44	10/24 at 100.00	AA	635,789
500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 6.000%, 7/01/47	7/22 at 100.00	CCC	531,295
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/24	3/21 at 100.00	CCC	710,757
28,275	Total Utilities			32,386,780
$534,815	Total Long-Term Investments (cost $517,005,500)			555,704,336
	Total Long-Term Investments (cost $517,005,500)			555,704,336
	Floating Rate Obligations – (7.8)%			(27,120,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (52.0)% (7)			(181,905,972)
	Other Assets Less Liabilities – 0.9%			3,117,793
	Net Asset Applicable to Common Shares – 100%			$349,796,157

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$555,704,336	$ —	$555,704,336

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 0.0%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.